Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Fee Amount	$ 7,601.33
Interest Amount	2.50
Total Offset Amount	0.00
Net Fee	$ 7,603.83
Offset Table N/A	N/A
Securities 424I N/A
Total Fee and Interest Amount	7,603.83